RELATED PARTY TRANSACTIONS (Details) (USD $)	3 Months Ended	6 Months Ended			12 Months Ended				3 Months Ended	6 Months Ended				12 Months Ended
	Mar. 31, 2013 General and Administrative Expense [Member]	Jun. 30, 2013 General and Administrative Expense [Member]	Jun. 30, 2012 General and Administrative Expense [Member]	Jun. 30, 2013 Scandic American Shipping Ltd [Member] Person	Dec. 31, 2012 Scandic American Shipping Ltd [Member]	Dec. 31, 2011 Scandic American Shipping Ltd [Member] Person	Dec. 15, 2012 Scandic American Shipping Ltd [Member]	Jun. 30, 2011 Scandic American Shipping Ltd [Member]	Mar. 31, 2013 Scandic American Shipping Ltd [Member] General and Administrative Expense [Member]	Jun. 30, 2013 Director [Member]	Jun. 30, 2012 Director [Member]	Jun. 30, 2013 Advisor to the Chairman [Member]	Jun. 30, 2012 Advisor to the Chairman [Member]	Dec. 31, 2012 Orion Tankers Pool [Member] Vessel	Jun. 30, 2013 Orion Tankers Pool [Member]
Related Party Transaction [Line Items]
Manager's right to ownership of company's total outstanding shares (in hundredths)					2.00%
Agreement to acquire shares (in hundredths)							100.00%
Restricted shares authorized (in shares)						400,000
Individuals in management and Board members participating in incentive plan				17		23
Restricted shares issued to the Manager (in shares)						174,000
Share-based compensation expense	$ 1,100,000	$ 1,500,000	$ 800,000						$ 1,100,000
Allocated restricted common shares subject to vesting (in shares)								203,000
Costs and expenses, related party										22,096	49,862	23,948	38,867
Number of tankers withdrawn from pool														9
Related party receivable															36,987,000
Accounts receivable, net related party														$ 12,862,000